Expense Example, No Redemption - PGIM Government Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years
USD ($)	419	628	855	1,505	171	540	934	1,844	123	448	795	1,776	49	193	350	805	48	166	295	670